Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 24, 2016	Mar. 18, 2016	Jan. 29, 2016	Dec. 31, 2014
Subsequent Events (Textual)
Re-issuance of treasury shares value				$ 28
Subsequent Event [Member]
Subsequent Events (Textual)
Re-issuance of treasury shares			100
Re-issuance of treasury shares value			$ 200
Outstanding shares of MSC owned by shareholders			95.00%
Common stock, shares authorized		100,000
Preferred stock, shares authorized		5,000
Reverse stock split of the MSC common stock		1 for 250
Units offered in private placement	5,000
Units offered in private placement, price per share	$ 4.00
Units offered in private placement, value	$ 20,000
Private placement unit, description	Each unit consists of one share of MSC (now EHI) common stock (par value $0.001 per share) and a warrant to purchase one share of MSC (now EHI) common stock exercisable on or before December 31, 2018 at a price of $5.00 per share.
Proceeds from units offered in private placement	$ 6,725